Convertible Promissory Notes (Details 1) - Conversion Option [Member]	12 Months Ended
Oct. 31, 2019 USD ($) shares
IfrsStatementLineItems [Line Items]
Risk-free interest rate	1.68%
Expected life	2 years 7 months 6 days
Expected volatility	70.00%
Share price | shares	612
Units outstanding at time of conversion | $	$ 10,000
Conversion price at time of conversion	1,000 - $1,500